INVESTMENT IN AFFILIATD COMPANIES, NET	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
INVESTMENT IN AFFILIATD COMPANIES, NET

NOTE 4 - INVESTMENT IN AFFILIATD COMPANIES, NET

A. Breakthrough Diagnostics, Inc.

  1. On February 27, 2019 (the “Effective Date”), following execution of the Convertible bridge loan transactions (see also Note 11), the Company signed a Definitive Joint Venture Agreement (the “Joint Venture Agreement”) and closed the Joint Venture Transaction, pursuant to which the Company issued 19.99% of its outstanding ordinary shares to Amarantus Bioscience Holdings, Inc. (“Amarantus”), a biotechnology holding company, in exchange for 19.99% of Breakthrough Diagnostics, Inc., a wholly-owned subsidiary of Amarantus (“Breakthrough”), and Amarantus assigned to Breakthrough exclusive license to develop and commercialize the LymPro Test®, an immune-based neurodiagnostic blood test for the detection of Alzheimer’s disease (the “License”). The transaction was consummated as of February 27, 2019 (the “Closing Date”) in which the Company issued to Amarantus 17,986,999 ordinary shares (the “Equity Consideration”).

In addition, Amarantus granted the Company an exclusive option, in effect for 60-days from the Closing Date (the “Expiration Date”), to acquire the remaining 80.01% of Breakthrough Diagnostics in exchange for an additional 30.01% of the Company’s outstanding shares (the “Option Transaction”). Upon exercise of the Option Transaction, the Company would own 100% of Breakthrough and Amarantus would own 49.99% of the Company. The Company was required to notify Amarantus in writing of its intention to exercise the Option, and the closing of the Option transaction shall take place within fourteen days of Amarantus’ receipt of such notice.

Under ASC Subtopic 323-30, “Investments - Equity Method and Joint Ventures: Partnerships, Joint Ventures, and Limited Liability Entities”, and following the effective date the management determined that the Company had the ability to exercise significant influence over operating and financial policies of Breakthrough and therefore the equity method was applied at the Closing Date at residual amount of $1,345, which was the difference between the fair value of the total Equity Consideration that was paid by the Company in total amount of $2,518 less the fair value of the Option Transaction of $1,173, as was determined by the management using the assistance of third-party appraiser.

At the Closing Date, Breakthrough was determined to be excluding substantive process as required under the definition of business in accordance with the provisions of ASC Topic 805 “Business Combination”. In addition, it was determined that the License represents IPR&D with no alternative future use. Consequently, the Company expensed immediately the allocated amount to the investment in affiliated company in amount of $1,345. Following the Closing Date and through its Expiration Date, the Company did exercise the Option Transaction and consequently the Option Transaction amounting to $1,173 was expensed at the Expiration Date. Both amounts were recorded as part of “Share in Losses of Affiliated Company” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2019.

A. Breakthrough Diagnostics, Inc. (Cont.)

  2. The changes in Level 3 asset associated with Option Transaction to obtain control over affiliated company were measured at fair value on a recurring basis (until the option expiration). The following table summarizes the observable inputs used in the valuation of the Option Transaction asset as of the Closing Date:

As of Closing Date
Share price (U.S. dollars)	$5,385
Exercise price (U.S. dollars)	$5,423
Expected volatility	137.2%
Risk-free interest rate	2.44%
Dividend yield	-
Expected term (years)	0.16

The following tabular presentation reflects the Investment in affiliated company:

	As of December 31,
	2020	2019

Investment in affiliated company, net (A)	$-	$(448)
Non-current loans (B)	-	448
Total Investment in affiliated company, net	$-	$-

(A)	The investment in affiliated company as follows:

Investment in Affiliated Company
As of the Closing Date	$1,345
In-Process Research and Development asset expensed as incurred	(1,345)
Accumulated net losses	(448)
As of December 31, 2019	$(448)
Revaluation of investment in affiliated company to its fair value upon obtaining control	1,623
Amount classified to the cost of subsidiary in acquisition achieved in stages upon obtaining control	(1,623)
As of December 31, 2020	$-

(B)	As part of the Joint Venture Agreement, during the year ended December 31, 2019, the Company provided Breakthrough with an interest-free loan with no maturity date in total amount of $448. Following the reduction of the investment in affiliated company to zero amount, the Company recognized additional losses to other investments (non-current loans) based on the seniority of such other investments and the percentage ownership interest applicable for such other investment.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 4 - INVESTMENT IN AFFILIATD COMPANIES, NET (CONT.)

A. Breakthrough Diagnostics, Inc. (Cont.)

3.	In July 2020, the Company entered into Amendment No. 1 to the Joint Venture Agreement with Amarantus pursuant to which the parties agreed to amend the Joint Venture Agreement as follows:

	A.	In exchange for the remaining 80.1% equity interest of Breakthrough, the Company will issue 49.9% of its ordinary shares (which including 19.9% ordinary shares that were already issued) based on the capitalization table of the Company on regular basis as of December 31, 2019. On July 16, 2020, the Company achieved control over Breakthrough by issuance of 67,599,796 ordinary shares to Amarantus (which reflected an additional 30.01% of the equity of the Company as of that date), representing the Company’s right to purchase the remaining 80.1% of the equity interest of Breakthrough (the “Equity Consideration”).

	B.	Subject to the approval of the Company’s Board of Directors, Amarantus will be entitled to royalty fee in a rate of 10% from the gross profit, as defined, of any products selling which are based on LymPro intellectual property (the “Royalty Fee”). During the period commencing the Completion Date through December 31, 2020, the Company has no obligation with respect to the aforesaid Royalty Fee as no revenues from the LymPro intellectual property were recognized.

	C.	The Company will exercise its best efforts and diligence in developing and commercializing LymPro and in undertaking investigations and actions required to obtain regulatory approvals necessary to market LymPro. In the event the Company fails to use best efforts and due diligence as required, then Amarantus may, in its sole discretion terminate the LymPro license or convert the License from exclusive to non-exclusive. As of December 31, 2020, the License is still deemed as non-exclusive.

	D.	The Company paid to Amarantus an amount of $450 in cash (the “Cash Consideration”).

At the Completion Date, Breakthrough was determined to be excluding substantive process as required under the definition of business in accordance with the provisions of ASC Topic 805 “Business Combination”. Accordingly, the transaction was accounted for as an asset acquisition transaction that resulted in the Company owning 100% of the equity interest of Breakthrough, with Breakthrough becoming a wholly owned subsidiary of the Company. On the Completion Date, the Company ceased accounting for its investment in Breakthrough under the equity method.

At the Completion Date, management has chosen to remeasure its Previous Held Equity Interest (PHEI) in Breakthrough to its fair value immediately prior to the asset acquisition in total amount of $1,623 which was recorded as part of “Share in Losses of Affiliated Company” line. Consequently, the Company’s carrying amount of the PHEI at the Completion Date amounted to $1,623, along with the fair value of the equity consideration amounted to $6,084 and cash consideration paid amounted to $450 have been determined as cost to be allocated to the asset acquired (IPR&D).

However, it was determined that the LymPro License represents IPR&D with no alternative future use. Consequently, the Company expensed immediately the entire purchase price allocated to the acquired IPR&D, which amounted to $8,157, and was charged to expense at the acquisition date as part of “Research and Development expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 4 - INVESTMENT IN AFFILIATD COMPANIES, NET (CONT.)

B.	Antigen COVID Test Killer

On June 14, 2020 (the “Effective Date”), the Company entered into joint venture agreement with NLC Pharma Ltd. (“NLC”) as was amended as of September 12, 2020, under which Antigen COVID Test Killer (the “CATK”) was formed for the purpose of developing diagnostic candidate Antigen Killer (as defined below) and commercialization of the product through the Company’s sales channels. Under the terms of the joint venture agreement the following have been determined between the parties:

1.	License

During the term of the joint venture agreement and based on license agreement executed between NLC and CATK as of June 14, 2020, NLC will grant to CATK an irrevocable, exclusive, non-transferable, royalty-bearing worldwide license (the “License”) of its 3C Protease Coronavirus testing platform (“Viral Testing” or “Antigen Killer”). NLC will further contribute the expertise and know-how to CATK necessary to validate and receive the products approved in various jurisdictions worldwide for distribution, especially the United States and China.

In consideration, CATK shall pay NLC a license fee to secure the exclusive license pursuant to the license agreement by issuing to NLC 80% of CATK equity upon execution of the license agreement.

2.	Contributions

A.	NLC shall grant an exclusive worldwide distribution right to Antigen Killer via a distribution agreement.

B.	The Company shall contribute capital for CATK up to amount of $1,550 to be used for development and clinical trials of the Covid Nutraceutical products owned by NLC (the “Funding Commitment”).

C.	The Company or NLC shall not be entitled to withdraw any of their capital contributions from CATK.

D.	Any grants received for the development, marketing and studies of Antigen Killer, shall be considered a contribution to CATK.

3.	Equity interest

A.	CATK’s equity shall be 10% owned by the Company, 80% owned by NLC and 10% shall be owned by Zegal and Ross Capital, LLC.

B.	Upon achieving milestone proof of concept that includes (i) conducting successful test within a la environment and (ii) initiation of a multicenter clinical trial (the “Performance Milestone”), the Company shall acquire during a period of one year after achieving the Performance Milestone an additional 5% of CATK from NLC for a sum of $250 to be paid for in shares of the Company based on market value of the shares at the closing price of a day prior to share issuance. The Performance Milestone has been achieved at July 12, 2020, and 2,688,172 Company’s shares were issued to NLC, increasing the Company’s ownership interest in CATK to 15%.

C.	Upon gross sales of the product reaching to an amount of $20,000, the Company shall be obligated to purchase an additional 15% of CATK from NLC for a sum of $1,650 to be paid in cash or shares. If payment is made by shares, the share price will be calculated at the closing price of the Company’s shares on the day prior to closing (the “Contingent Consideration”).

D.	NLC shall maintain its right to develop, market and sell products derived from its technology as it relates to Viral Testing (excluding Covid-19) throughout the term of the agreement.

4.	Distributions

Distributions from CATK to the Company and NLC shall be made on a semi-annual basis in a percentage set opposite on the name of the Company and NLC.

5.	Marketing rights

NLC has marketing rights to use the Antigen Killer technology for all viruses and is legally free and clear to license the rights to Antigen Killer to CATK.

6.	Project supervision

All decisions in regard to the therapeutic candidate Antigen Killer, the hiring and firing of program and project managers and other contractors and certain consultants, selection of sites for clinical trial, pre-clinical trials and manufacturing, and sublicense and sales brokers, is the sole responsibility of NLC. However, any change to the budget of CATK must be approved by the Company.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 4 - INVESTMENT IN AFFILIATD COMPANIES, NET (CONT.)

B.	Antigen COVID Test Killer (Cont.)

7.	Distribution rights

The Company will have Covid Nutraceutical distribution rights worldwide except for Israel according to the following terms:

A.	CATK will receive royalties fee in a rate of 8% (“Royalty”) from the net sales of every nutraceutical product sold whether it was sold directly or by the Company of through the Company’s agent.

B.	If the Company will grant distribution rights to any related or non-related party of the Company, it will be the obligation of the Company to pay the abovementioned Royalty to CATK.

C.	Upon event that the Company surrenders the distribution rights then the Company’s share of CATK will be increased from 10% to 22%.

8.	Upon market launch of minimum sales of 25,000 bottles of the Nutraceutical product for Covid-19 or other viruses by the Company, the Company shall grant NLC shares of the Company in a value of $1,500 based on the share price on the closing date of the amendment. Through December 31, 2020, market launch of sales of bottles of the Nutraceutical product for Covid-19 has not been commenced.

In addition, if CATK sales will be in excess of $32,500 and the Company will complete an uplisting to Nasdaq within one year of signing the amendment, then the Company will fully acquire CATK in a share exchange transaction based on value of $65,000 and NLC shall transfer the IP regarding Viral Testing to the Joint Venture and NLC will have the right to appoint one member of the Company’s Board of Directors. Upon event that the Company is not yet listed on the Nasdaq market until September 12, 2021, then the Company will surrender its distribution rights from CATK.

Management, using the assistance of third-party appraiser has determined that due to the low probability of the aforesaid contingent trigger events the fair value of such potential obligation as of the effective date (and as of December 31, 2020) was insignificant.

9.	Termination

The joint venture agreement shall be terminated on the earlier of (i) lapse of 25 years from the Effective Date (ii) mutual agreement of both parties to dissolve or (iii) the Company does not comply with section 3B and 3C above (the “Term”). Upon termination, the license between NLC and CATK shall be terminated.

The Company has determined that CATK is considered as VIE since CATK does not have sufficient resources to carry out its principal activities without additional financial support. In addition, the Company has determined that it is not the primary beneficiary of CATK due to the Company’s inability to direct the activities that most significantly impact the economic performance of CATK. However, the Company determined that it has the ability to exercise significant influence over CATK operations through its liquidity resources and accordingly, the investment is accounted for under the equity method.

At the closing date the purchase price that was paid in investment in CATK is as follows:

Funding Commitment (*)	$1,550
Fair value of shares upon achieving Performance Milestone	250
Direct costs incurred (**)	100
Contingent Consideration (***)	1,050
Total consideration	$2,950

(*)	An amount of $911 out of the Funding commitment was wired through December 31, 2020.

(**)	Number of 2,164,502 shares of common stock have been issued as a finder fee in connection with the agreement (see also note 14B3).

(***)	Was determined by the management by using the assistance of third-party appraiser. As the Company’s obligation under such Contingent Consideration provision represent a potential liability to issue a fixed number of its common stock, the obligation was classified within shareholders’ deficit.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 4 - INVESTMENT IN AFFILIATD COMPANIES, NET (CONT.)

B.	Antigen COVID Test Killer (Cont.)

At the Closing Date, CATK was determined to be excluding substantive process as required under the definition of business in accordance with the provisions of ASC Topic 805 “Business Combination”. In addition, it was determined that the License represents IPR&D with no alternative future use. Consequently, the Company expensed immediately the allocated amount to the investment in affiliated company in amount of $2,718. In addition, following the Closing Date and through December 31, 2020, an amount of $105 representing the Company’s share in the losses of CATK was recognized as a reduction in the Company’s investment in CATK. Both amounts were recorded as part of “Share in Losses of Affiliated Company” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020. The carrying amount of the Company’s investment in CATK as of December 31, 2020, included in investment in affiliated companies accounted for under the equity method, net, was $127.

C.	Bio Imagery Ltd.

In August 2020 (the “Effective Date”), the Company entered into an agreement with CARE GB Plus Ltd (“CARE GB”), under which the parties agreed conjointly to incorporate Bio Imagery Ltd. (“Bio Imagery”) for the purpose of developing, marketing and commercializing the Company’s Products and all the Company’s Intellectual Property (“Todos Cancer Assets”) and to develop new Intellectual Property, products and services, and pursue the business based on the Todos Cancer Assets and on the new intellectual property developed by Bio Imagery.

In addition, it was agreed inter alia that (i) interest in Bio Imagery shall be 67% owned and controlled by CARE GB and 33% owned and controlled by the Company; (ii) the Company will grant Bio Imagery an irrevocable, perpetual, worldwide license to distribute, market and sell the Products and new products in Israel, Europe and Africa (the “Territories”). Distribution, marketing and sale in other Territories (except China) are authorized by the Company’s written and in advance approval; (iii) the Board of Managers will initially consist of five board members: three members shall be appointed by CARE GB and two members shall be appointed by the Company; (iv) Upon signing the agreement, the Company will issue Bio Imagery 6,000,000 restricted ordinary shares (locked up for a period of one year) for payment to different suppliers and developers. Any further cash expenses required for ongoing activities shall be borne by Care GB; (v) Care GB will grant up to 15% of its shares in Bio Imagery to senior executives in Bio Imagery, as a form in exchange for their work.

On November 2, 2020, the 6,000,000 ordinary shares have been issued by the Company.

The Company has determined that Bio Imagery is considered as a VIE since Bio Imagery does not have sufficient resources to carry out its principal activities without additional financial support. In addition, the Company has determined that it is not the primary beneficiary of Bio Imagery due to the Company’s inability to direct the activities that most significantly impact the economic performance of Bio Imagery.

However, the Company determined that it has the ability to exercise significant influence over Bio Imagery operations through board representation and voting power and accordingly, the investment is accounted for under the equity method. Consequently, as of December 31, 2020, the Company’s investment in Bio Imagery amounted to $618, representing the above issuance of 6,000,000 ordinary shares multiplied by the Company’s share price at issuance date. Moreover, through December 31, 2020, Bio Imagery has not yet commenced its business operations.